OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 170	€ 81	€ 291	€ 228
Metal price lag	54	(25)	85	(40)
Start-up and development costs	0	(2)	0	(4)
Share based compensation costs	(3)	(5)	(7)	(8)
Losses on pension plan amendments	(2)	(2)	(2)	(2)
Depreciation and amortization	(65)	(66)	(128)	(132)
Impairment of assets	0	(5)	0	(5)
Restructuring costs	(2)	(11)	(3)	(11)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	(1)	1	1	(1)
Other	0	(10)	0	(10)
Income / (loss) from operations	167	(1)	281	5
Finance costs - net	(37)	(42)	(92)	(87)
Income / (loss) before tax	130	(43)	189	(82)
Income tax (expense) / benefit	(22)	11	(33)	19
Net income / (loss)	108	(32)	156	(63)	€ (17)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	5	0	5
Unrealized gains / (losses) on derivatives	16	43	44	(10)
COVID-19
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Procurement penalties and termination fees				(5)
Losses reclassified from OCI as a result of hedge accounting discontinuation				5
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	94	58	162	124
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	42	31	61	83
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	41	(1)	79	33
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (7)	€ (7)	€ (11)	€ (12)